Estimated Economic Lives of Intangible Assets (Detail)	12 Months Ended
Dec. 31, 2013
Computer software
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Lives	5 years
Mobile Games And Platforms | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Lives	1 year
Mobile Games And Platforms | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Lives	6 years
Acquired customer relationships
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Lives	7 years
Mobile game product development costs
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Lives	3 years
Mobile game licenses | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Lives	2 years
Mobile game licenses | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Lives	6 years
Acquired contract with mobile network operator
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Lives	3 years